ORDINARY SHARES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Ordinary shares [Member]
ORDINARY SHARES [Line Items]
Total consideration given for repurchase of ordinary shares
Class A ordinary shares [Member]
ORDINARY SHARES [Line Items]
Total consideration given for repurchase of ordinary shares		$ 10,292	$ 87,323
Class A ordinary shares [Member] | Ordinary shares [Member]
ORDINARY SHARES [Line Items]
Shares repurchased		10,912,110	80,728,137